As filed with the Securities and Exchange Commission December 9, 2008

                                                            File No. 333-152778


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. ___ [ ]
                      Post-Effective Amendment No. 1 [X]
                       (Check appropriate box or boxes)

                            FRANKLIN TAX-FREE TRUST
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                 (Registrant's Area Code and Telephone Number)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
  (Address of Principal Executive Offices) (Number, Street, City, State, Zip
                                     Code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
   (Name and Address of Agent for Service of Process) (Number, Street, City,
                               State, Zip Code)

Title of securities being registered: Shares of beneficial interest, without par value, of Franklin Federal Limited-Term Tax-Free Income Fund. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.


Parts A and B are incorporated by reference to the electronic filing made on September 30, 2008, under the Accession No. 0000757010-08-000042.


                            FRANKLIN TAX-FREE TRUST

                                   FORM N-14

                                    PART C

                               OTHER INFORMATION

Item 15. Indemnification. The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as "Disqualifying Conduct") and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

           The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A indicated below, except as noted:

           (1)  Copies of the charter of the Registrant as now in effect;

                (a) Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
                     Filing: Post-Effective Amendment No. 38 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2007

                (b) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 21, 2008

                (c) Certificate of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
                     Filing: Post-Effective Amendment No. 38 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2007

           (2) Copies of the existing bylaws or corresponding instrument of the Registrant;

                (a) By-Laws of Franklin Tax-Free Trust, a Delaware statutory trust, effective as of October 18, 2006
                     Filing: Post-Effective Amendment No. 38 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2007

           (3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

                Not applicable.

           (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                (a) Agreement and Plan of Reorganization between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin California Tax-Free Trust, on behalf of Franklin California Limited-Term Tax-Free Income Fund, dated November 10, 2008

                (b) Agreement and Plan of Reorganization between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin New York Tax-Free Trust, on behalf of Franklin New York Limited-Term Tax-Free Income Fund, dated November 10, 2008

           (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                (a) Articles III, V, VI, VII, VIII and IX of the Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
                     Filing: Post-Effective Amendment No. 38 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2007

                (b) Article VII of the Agreement and Declaration of Trust as amended by the Certificate of Amendment of Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 21, 2008

                (c) Articles II, VI, and VII of the By-Laws of Franklin Tax-Free Trust, a Delaware statutory trust, effective as of October 18, 2006
                     Filing: Post-Effective Amendment No. 38 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2007

           (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                (a) Investment Management Agreement dated July 2, 2007, between Registrant, on behalf of the following funds and Franklin Advisers, Inc.:
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Arizona Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                     Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
                     Franklin Federal Intermediate-Term Tax-Free Income Fund Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                     Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                     Franklin Kentucky Tax-Free Income Fund
                     Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
                     Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund
                     Franklin Minnesota Insured Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                     Franklin New Jersey Tax-Free Income Fund
                     Franklin North Carolina Tax-Free Income Fund
                     Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                     Franklin Pennsylvania Tax-Free Income Fund
                     Franklin Virginia Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (b) Investment Management Agreement dated July 2, 2007, between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin Advisers, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (c) Addendum dated January 1, 2008, to Investment Management Agreement dated July 2, 2007
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

           (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                (a) Distribution Agreement dated July 2, 2007, between Registrant and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (b) Form of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated November 1, 2003
                     Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 28, 2004

                (c) Amendment dated May 15, 2006 to form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                     Filing: Post-Effective Amendment No. 38 to
                     Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2007

           (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                Not applicable.

           (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

                (a) Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
                     Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: March 14, 1996

                (b) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
                     Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: April 30, 1998

                (c) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
                     Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: December 23, 1998

                (d) Amendment dated June 3, 2008 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (e) Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
                     Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: March 14, 1996

           (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                (a) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Alabama Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (b) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Arizona Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (c) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Colorado Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (d) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Connecticut Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (e) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Double Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (f) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (g) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (h) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Florida Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (i) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Georgia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (j) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin High Yield Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (k) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Insured Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (l) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Kentucky Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (m) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Louisiana Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (n) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Maryland Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (o) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Massachusetts Insured Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (p) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Michigan Insured Tax-Free Income Fund, and
                     Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (q) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Minnesota Insured Tax-Free Income Fund, and
                     Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (r) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Missouri Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (s) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin New Jersey Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (t) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin North Carolina Tax-Free Income Fund, and
                     Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (u) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Ohio Insured Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (v) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Oregon Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (w) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pennsylvania Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (x) Class A Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Virginia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (y) Class C Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 between the Registrant on behalf of the following funds and Franklin/Templeton Distributors, Inc.:
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Arizona Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                     Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
                     Franklin Federal Intermediate-Term Tax-Free Income Fund Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                     Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                     Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
                     Franklin Massachusetts Insured Tax-Free Income Fund Franklin Michigan Insured Tax-Free Income Fund
                     Franklin Minnesota Insured Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                     Franklin New Jersey Tax-Free Income Fund
                     Franklin North Carolina Tax-Free Income Fund
                     Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                     Franklin Pennsylvania Tax-Free Income Fund
                     Franklin Virginia Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (z) Class B Distribution Plan dated July 2, 2007, pursuant to Rule 12b-1 and the Registrant on behalf of the following funds and Franklin/Templeton Distributors, Inc.:
                     Franklin Arizona Tax-Free Income Fund
                     Franklin Florida Tax-Free Income Fund
                     Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                     Franklin Michigan Insured Tax-Free Income Fund
                     Franklin New Jersey Tax-Free Income Fund
                     Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Pennsylvania Tax-Free Income
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (aa) Multiple Class Plan dated October 17, 2006, on behalf of the following funds:
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                     Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
                     Franklin Federal Intermediate-Term Tax-Free Fund Franklin Georgia Tax-Free Income Fund
                     Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
                     Franklin Massachusetts Insured Tax-Free Income Fund Franklin Minnesota Insured Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                     Franklin North Carolina Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                     Franklin Virginia Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (bb) Multiple Class Plan dated October 17, 2006, on behalf of the following funds:
                     Franklin Florida Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
                     Franklin Pennsylvania Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (cc) Multiple Class Plan dated October 17, 2006, on behalf of
                     Franklin High Yield Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (dd) Form of Multiple Class Plan dated April 15, 2008, on
                     behalf of the following funds:
                     Franklin Arizona Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                     Franklin Michigan Insured Tax-Free Fund
                     Franklin New Jersey Tax-Free Income Fund
                     Franklin Ohio Insured Tax-Free Income Fund
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

           (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                (a)  Opinion and Consent of Counsel dated July 31, 2008
                     Filing: Registration Statement on Form N-14
                     File No. 333-152778
                     Filing Date: August 5, 2008

           (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders relating to Franklin California Limited-Term Tax-Free Income Fund dated November 12, 2008

                (b) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders relating to Franklin New York Limited-Term Tax-Free Income Fund dated November 12, 2008

           (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                (a) Subcontract dated July 2, 2007, for Fund Administrative Services between Franklin Advisers, Inc., on behalf of all funds except Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin Templeton Services, LLC
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

                (b) Fund Administration Agreement dated July 2, 2007, between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin Templeton Services, LLC
                     Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                     File No. 002-94222
                     Filing Date: June 27, 2008

           (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                Not applicable.

           (15) All financial statements omitted pursuant to Item 14(a)(1);

                Not applicable.

           (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                (a)  Powers of Attorney dated July 10, 2008
                     Filing: Registration Statement on Form N-14
                     File No. 333-152778
                     Filing Date: August 5, 2008

                (b)  Power of Attorney dated December 1, 2008

           (17) Any additional exhibits which the Registrant may wish to file.

                (a)  Code of Ethics dated May, 2008
                     Filing: Registration Statement on Form N-14
                     File No. 333-152778
                     Filing Date: August 5, 2008

Item 17.   UNDERTAKINGS.
           ------------

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 8th day of December, 2008.

                                    FRANKLIN TAX-FREE TRUST
                                    a Delaware statutory trust
                                    (Registrant)

                                    By: /s/ DAVID P. GOSS
                                        David P. Goss
                                        Vice President

      As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


RUPERT H. JOHNSON, JR.*             Chief Executive Officer-
Rupert H. Johnson, Jr.              Investment Management
                                    Dated: December 8, 2008

JENNIFER J. BOLT*                   Chief Executive Officer-
Jennifer J. Bolt                    Finance and Administration
                                    Dated: December 8, 2008

LAURA F. FERGERSON*                 Chief Financial Officer and
Laura F. Fergerson                  Chief Accounting Officer
                                    Dated: December 8, 2008

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated: December 8, 2008

ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                   Dated: December 8, 2008

SAM GINN*                           Trustee
Sam Ginn                            Dated: December 8, 2008

EDITH E. HOLIDAY*                   Trustee
Edith E. Holiday                    Dated: December 8, 2008

CHARLES B. JOHNSON, JR.*            Trustee
Charles B. Johnson                  Dated: December 8, 2008

GREGORY E. JOHNSON*                 Trustee
Gregory E. Johnson                  Dated: December 8, 2008

FRANK W.T. LAHAYE*                  Trustee
Frank W.T. LaHaye                   Dated: December 8, 2008

FRANK A. OLSON*                     Trustee
Frank A. Olson                      Dated: December 8, 2008

LARRY D. THOMPSON*                  Trustee
Larry D. Thompson                   Dated: December 8, 2008

JOHN B WILSON*                      Trustee
John B. Wilson                      Dated: December 8, 2008


*By   /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Powers of Attorney previously filed and
      filed herewith)



                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549



















                                   EXHIBITS
                                      TO
                                   FORM N-14

















            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            FRANKLIN TAX-FREE TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.       DESCRIPTION                                 LOCATION

EX-99.(1)(a)      Agreement and Declaration of Trust of          *
                  Franklin Tax-Free Trust, a Delaware
                  statutory trust, dated October 18, 2006

EX-99.(1)(b)      Certificate of Amendment of Agreement and   Attached
                  Declaration of Trust of Franklin Tax-Free
                  Trust, a Delaware statutory trust, dated
                  October 21, 2008

EX-99.(1)(c)      Certificate of Trust of Franklin Tax-Free      *
                  Trust, a Delaware statutory trust, dated
                  October 18, 2006

EX-99.(2)(a)      By-Laws of Franklin Tax-Free Trust, a          *
                  Delaware statutory trust, effective as of October 18, 2006

EX-99.(4)(a)      Agreement and Plan of Reorganization        Attached
                  between the Registrant, on behalf of
                  Franklin Federal Limited-Term Tax-Free
                  Income Fund, and Franklin California
                  Tax-Free Trust, on behalf of Franklin
                  California Limited-Term Tax-Free Income
                  Fund, dated November 10, 2008

EX-99.(4)(b)      Agreement and Plan of Reorganization        Attached
                  between the Registrant, on behalf of
                  Franklin Federal Limited-Term Tax-Free
                  Income Fund, and Franklin New York
                  Tax-Free Trust, on behalf of Franklin New
                  York Limited-Term Tax-Free Income Fund,
                  dated November 10, 2008

EX-99.(5)(a)      Articles III, V, VI, VII, VIII and IX of       *
                  the Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006

EX-99.(5)(b)      Article VII of the Agreement and           Attached
                  Declaration of Trust as amended by the     as
                  Certificate of Amendment of Agreement and  Exhibit
                  Declaration of Trust of Franklin Tax-Free  EX-99.(1)(b)
                  Trust, a Delaware statutory trust, dated
                  October 21, 2008

EX-99.(5)(c)      Articles II, VI, and VII of the By-Laws        *
                  of Franklin Tax-Free Trust, a Delaware
                  statutory trust, effective as of October
                  18, 2006

EX-99.(6)(a)      Investment Management Agreement dated          *
                  July 2, 2007, between Registrant, on
                  behalf of the following funds and
                  Franklin Advisers, Inc.:  Franklin
                  Alabama Tax-Free Income Fund
                  Franklin Arizona Tax-Free Income Fund
                  Franklin Colorado Tax-Free Income Fund
                  Franklin Connecticut Tax-Free Income Fund
                  Franklin Double Tax-Free Income Fund
                  Franklin Federal Intermediate-Term
                  Tax-Free Income Fund
                  Franklin Florida Tax-Free Income Fund
                  Franklin Georgia Tax-Free Income Fund
                  Franklin High Yield Tax-Free Income Fund
                  Franklin Insured Tax-Free Income Fund
                  Franklin Kentucky Tax-Free Income Fund
                  Franklin Louisiana Tax-Free Income Fund
                  Franklin Maryland Tax-Free Income Fund
                  Franklin Massachusetts Insured Tax-Free
                  Income Fund
                  Franklin Michigan Insured Tax-Free Income
                  Fund
                  Franklin Minnesota Insured Tax-Free
                  Income Fund
                  Franklin Missouri Tax-Free Income Fund
                  Franklin New Jersey Tax-Free Income Fund
                  Franklin North Carolina Tax-Free Income
                  Fund
                  Franklin Ohio Insured Tax-Free Income
                  Fund
                  Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income
                  Fund
                  Franklin Virginia Tax-Free Income Fund

EX-99.(6)(b)      Investment Management Agreement between        *
                  Registrant, on behalf of Franklin Federal
                  Limited-Term Tax-Free Income Fund, and
                  Franklin Advisers, Inc.

EX-99.(6)(c)      Addendum dated January 1, 2008 to              *
                  Investment Management Agreement dated
                  July 2, 2007

EX-99.(7)(a)      Distribution Agreement dated July 2, 2007      *
                  between Registrant and Franklin/Templeton
                  Distributors, Inc.

EX-99.(7)(b)      Forms of Selling Agreements between            *
                  Franklin/Templeton Distributors, Inc.,
                  and Securities Dealers dated November 1,
                  2003

EX-99.(7)(c)      Amendment to form of Selling Agreements        *
                  between Franklin/Templeton Distributors,
                  Inc. and Securities Dealers dated
                  November 1, 2003

EX-99.(9)(a)      Master Custody Agreement between               *
                  Registrant and The Bank of New York
                  Mellon dated February 16, 1996

EX-99.(9)(b)      Amendment dated May 7, 1997 to Master          *
                  Custody Agreement between Registrant and
                  The Bank of New York Mellon dated
                  February 16, 1996

EX-99.(9)(c)      Amendment dated February 27, 1998 to           *
                  Master Custody Agreement between
                  Registrant and The Bank of New York
                  Mellon dated February 16, 1996

EX-99.(9)(d)      Amendment dated June 3, 2008, to Exhibit       *
                  A of the Master Custody Agreement between
                  Registrant and The Bank of New York
                  Mellon dated February 16, 1996

EX-99.(9)(e)      Terminal Link Agreement between                *
                  Registrant and The Bank of New York
                  Mellon dated February 16, 1996

EX-99.(10)(a)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Alabama
                  Tax-Free Income Fund,

EX-99.(10)(b)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Arizona
                  Tax-Free Income Fund and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(c)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin
                  Colorado Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(d)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin
                  Connecticut Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(e)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Double
                  Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(f)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal
                  Limited-Term Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(g)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal
                  Intermediate-Term Tax-Free Income Fund,
                  and Franklin/Templeton Distributors, Inc.

EX-99.(10)(h)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Florida
                  Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(i)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Georgia
                  Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(j)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin High
                  Yield Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(k)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Insured
                  Tax-Free Income Fund

EX-99.(10)(l)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin
                  Kentucky Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(m)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin
                  Louisiana Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(n)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin
                  Maryland Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(o)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin
                  Massachusetts Insured Tax-Free Income
                  Fund, and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(p)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin
                  Michigan Insured Tax-Free Income Fund,
                  and Franklin/Templeton Distributors, Inc.

EX-99.(10)(q)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin
                  Minnesota Insured Tax-Free Income Fund,
                  and Franklin/Templeton Distributors, Inc.

EX-99.(10)(r)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin
                  Missouri Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(s)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin New
                  Jersey Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(t)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin North
                  Carolina Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(u)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Ohio
                  Insured Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(v)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Oregon
                  Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(w)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin
                  Pennsylvania Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(x)     Class A Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin
                  Virginia Tax-Free Income Fund, and
                  Franklin/Templeton Distributors, Inc.

EX-99.(10)(y)     Class C Distribution Plan dated July 2,        *
                  2007, pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton
                  Distributors, Inc.

EX-99.(10)(z)     Class B Distribution Plan pursuant to          *
                  Rule 12b-1 dated July 2, 2007, pursuant
                  to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc.

EX-99.(10)(aa)    Multiple Class Plan dated October 17,          *
                  2006

EX-99.(10)(bb)    Multiple Class Plan dated October 17,          *
                  2006

EX-99.(10)(cc)    Multiple Class Plan on behalf of Franklin      *
                  High Yield Tax-Free Income Fund dated
                  October 17, 2006

EX-99.(10)(dd)    Form of Multiple Class Plan dated April        *
                  15, 2008

EX-99.(11)(a)     Opinion and Consent of Counsel dated July      *
                  31, 2008

EX-99.(12)(a)     Opinion and Consent of Counsel              Attached
                  Supporting Tax Matters and Consequences
                  to Shareholders relating to Franklin
                  California Limited-Term Tax-Free Income
                  Fund dated November 12, 2008

EX-99.(12)(b)     Opinion and Consent of Counsel Supporting   Attached
                  Tax Matters and Consequences to
                  Shareholders relating to Franklin New
                  York Limited-Term Tax-Free Income Fund
                  dated November 12, 2008

EX-99(13)(a)      Subcontract dated July 2, 2007, for Fund       *
                  Administrative Services between Franklin
                  Advisers, Inc., on behalf of all funds
                  except Franklin Federal Limited-Term
                  Tax-Free Income Fund, and Franklin
                  Templeton Services, LLC

EX-99(13)(b)      Fund Administration Agreement dated July       *
                  2, 2007, between the Registrant, on
                  behalf of Franklin Federal Limited-Term
                  Tax-Free Income Fund, and Franklin
                  Templeton Services, LLC

EX-99.(16)(a)     Powers of Attorney dated July 10, 2008         *

EX-99.(16)(b)     Power of Attorney dated December 1, 2008    Attached

EX-99.(17)(a)     Code of Ethics dated May 2008                  *

*Incorporated by Reference